Expenses for shipping activities - Disclosure of vessel operating expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Operating expenses	$ (159,276)	$ (92,813)
Insurance	(16,197)	(7,200)
Total vessel operating expenses	$ (175,473)	$ (100,013)